Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating Activities
Net loss	$ (284,225)	$ (207,363)	$ (475,737)	$ (393,041)
Adjustment for non-cash items:
Amortization			167,172	29,644
Share-based payments			256,519	30,168
Change in working capital items:
Accounts receivable			556,860	(118,304)
Prepaid expenses and deposits			(28,527)	(24,413)
Deferred revenue			(252,000)
Accounts payable and accrued liabilities			3,545	42,565
Net cash provided by (used in) operating activities			227,832	(433,381)
Investing Activities
Intangible assets			(7,484)	(2,737)
Purchase of equipment			(411,004)	(156,376)
Net cash used in investing activities			(418,488)	(159,113)
Financing Activities
Proceeds from exercise of warrants				24,000
Proceeds from exercise of stock options			42,500
Net cash provided by financing activities			42,500	24,000
Decrease in cash and cash equivalents			(148,156)	(568,494)
Cash and cash equivalents, beginning of period			620,527	2,012,995
Cash and cash equivalents	472,371	1,444,501	472,371	1,444,501
Cash and cash equivalents consist of:
Cash	472,371	1,134,501	472,371	1,134,501
Guaranteed investment certificates		$ 310,000		$ 310,000